Investments Accounted for Using the Equity Method (Investment in Joint Ventures) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Share of profit	¥ 46,663	¥ 44,779	¥ 46,172
Joint ventures [member]
Disclosure of joint ventures [line items]
As at 1 January	235,294	229,868
Share of profit	46,663	44,779
Cash dividends distribution	(40,283)	(39,353)
As at 31 December	¥ 241,674	¥ 235,294	¥ 229,868